Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include the Company’s results of operations and those of its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The Company’s accounting and financial reporting policies conform to generally accepted accounting principles in the United States of America, or U.S. GAAP.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Business acquisitions are included in the Company’s consolidated financial statements from the date of the acquisition. The Company’s purchase accounting resulted in all assets and liabilities of acquired businesses being recorded at their estimated fair values on the acquisition dates.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Assets and liabilities which are subject to judgment and use of estimates include allowances for doubtful accounts, the fair value of assets acquired and liabilities assumed in business combinations, the recoverability of goodwill and long-lived assets, valuation allowances with respect to deferred tax assets, useful lives associated with property and equipment and intangible assets, contingencies, and the valuation and assumptions underlying stock-based compensation. On an ongoing basis, the Company evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Recent Accounting Standards

Recent Accounting Standards

In January 2017, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This guidance eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit’s fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019, and early adoption is permitted. This guidance must be applied on a prospective basis. The Company expects to adopt this guidance for interim and annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect the adoption of this guidance to have a material impact on its financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This guidance narrows the definition of a business. This standard provides guidance to assist entities with evaluating when a set of transferred assets and activities is a business. This guidance is effective for interim and annual reporting periods beginning after December 15, 2017, and early adoption is permitted. This guidance must be applied prospectively to transactions occurring within the period of adoption. The Company expects to adopt this guidance effective January 1, 2018. The Company does not expect the adoption of this guidance to have a material impact on its financial position, results of operations or cash flows.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and restricted cash. As a result, restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, and the new guidance is to be applied retrospectively. The Company does not expect the adoption of this guidance to have a material impact on its cash flows.

In September 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This guidance clarifies the presentation requirements of eight specific issues within the statement of cash flows. The new guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this guidance is not expected to have a significant impact on the Company’s financial statements, as the Company's treatment of the relevant affected items within its consolidated statement of cash flows is consistent with the requirements of this guidance.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This standard is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. ASU 2016-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted. The ASU will be effective for the Company in the first quarter of 2017. The Company does not expect this ASU to have a material impact on its consolidated financial statements.

In February, 2016, the FASB issued ASU 2016-02, Leases. The standard will affect all entities that lease assets and will require lessees to recognize a lease liability and a right-of-use asset for all leases (except for short-term leases that have a duration of less than one year) as of the date on which the lessor makes the underlying asset available to the lessee. For public companies, the new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. For leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, lessees and lessors must apply a modified retrospective transition approach. The Company is still evaluating the effect that this guidance will have on its consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The new standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company adopted this standard retrospectively in the first quarter of 2016. The balance sheet as of December 31, 2015 was retrospectively adjusted, which resulted in reductions to other assets of $0.1 million and long-term debt of $0.1 million.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting standards for revenue recognition. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delays the effective date of ASU 2014-09 by one year. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. The new revenue recognition standard will be effective for the Company in the first quarter of 2018, with the option to adopt it in the first quarter of 2017. The Company currently anticipates adopting the new standard effective January 1, 2018. The new standard also permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). The Company currently anticipates adopting the standard using the modified retrospective method. The Company is still in the process of completing its analysis on the impact this guidance will have on its consolidated financial statements and related disclosures.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Accounting standards describe a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1—Quoted prices in active markets for identical assets or liabilities or funds.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Contingent Consideration Liability

Contingent Consideration Liability

The Company recorded a contingent consideration liability upon the acquisition of Svensk Krisledning AB, or Crisis Commander, on December 30, 2016 (See Note 5). Contingent consideration is measured at fair value and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant. The Company assesses these estimates on an on-going basis as additional data impacting the assumptions is obtained. Changes in the fair value of contingent consideration related to updated assumptions and estimates are recognized within the consolidated statements of operations and comprehensive loss. The Company determined the fair value of the contingent consideration using the probability adjusted discounted cash flow method. The significant unobservable inputs used in the fair value measurement of contingent consideration are the probabilities of achieving sales milestones, the period in which these milestones are expected to be achieved, and discount rates. At December 31, 2016, it was determined to be probable that the Company would achieve the sales milestones as included in the Crisis Commander purchase agreement. This resulted in the recognition of an obligation of $0.4 million at December 31, 2016, which is classified under other long term liabilities. There was no change in the fair value of contingent consideration liability during the year ended December 31, 2016.

Significant increases or decreases in the probabilities of achieving the milestones would result in a significantly higher or lower fair value measurement, respectively. Significant increases or decreases in the period in which milestones will be achieved would result in a significantly lower or higher fair value measurement, respectively. The Company expects to pay the contingent consideration in March of 2018.

Concentrations of Credit and Business Risk

Concentrations of Credit and Business Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents and accounts receivable.

The Company maintains cash and cash equivalent balances at several banks. Accounts located in the United States are insured by the Federal Deposit Insurance Corporation, or FDIC, up to $250,000. From time to time, balances may exceed amounts insured by the FDIC. The Company has not experienced any losses in such amounts.

The Company’s accounts receivable are generally unsecured and are derived from revenue earned from customers located in the United States and the United Kingdom and are generally denominated in U.S. dollars or British pounds. Each reporting period, the Company reevaluates each customer’s ability to satisfy credit obligations and maintains an allowance for doubtful accounts based on the evaluations. No single customer comprised more than 10% of the Company’s total revenue for the years ended December 31, 2016 and 2015. No single customer comprised more than 10% of the Company’s accounts receivable balance at December 31, 2016 and 2015.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents consist of funds deposited into money market funds. Cash and cash equivalents are stated at cost which approximates fair value.

Accounts Receivable

Accounts Receivable

Accounts receivable includes trade accounts receivables from the Company’s customers, net of an allowance for doubtful accounts. Accounts receivable are recorded at the invoiced amount and do not bear interest. Allowance for doubtful accounts is established based on various factors including credit profiles of the Company’s customers, historical payments and current economic trends. The Company reviews its allowance by assessing individual accounts receivable over a specific aging and amount and all other balances are pooled based on historical collection experience. Accounts receivable are written-off on a case by case basis, net of any amounts that may be collected.

Deferred Commissions

Deferred Commissions

The Company capitalizes commission costs earned by sales personnel that are incremental and directly related to the acquisition of customer contracts. Commission costs are accrued and capitalized upon execution of the sales contract by the customer. Payments to sales personnel are made shortly after the receipt of the related customer payment. Commissions are earned based on annual billings and are not earned on multi-year contracts until the annual billing is renewed. Deferred commissions are amortized over the commissionable portion of the contract which is subject to clawback should the customer cancel, which generally can only occur if the Company materially fails to perform under the contract. Amortization of deferred commissions is included in sales and marketing expenses in the accompanying consolidated statements of operations and comprehensive loss. Deferred commissions, net of amortization, are included in other assets in the accompanying consolidated balance sheet.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist primarily of direct incremental costs related to the Company’s proposed IPO of its common stock. Upon the completion of the Company’s IPO in September 2016, $3.6 million was offset against the proceeds of the offering.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is generally three years for computer software, office computers and system software, five years for system hardware and furniture and equipment, and over the shorter of lease term or useful life of the assets for leasehold improvements. Maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Company’s results of operations.

Assets held under capital lease are recorded at the net present value of the minimum lease payments of the leased asset at the inception of the lease. Depreciation expense is computed using the straight-line method over the shorter of the estimated useful lives of the asset or the period of the related lease for leasehold improvements.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company capitalizes the costs of software developed or obtained for internal use in accordance with ASC Topic 350-40, Internal Use Software. Capitalized software development costs consist of costs incurred during the application development stage and include purchased software licenses, implementation costs, consulting costs, and payroll-related costs for projects that qualify for capitalization. These costs relate to major new functionality. All other costs, primarily related to maintenance and minor software fixes, are expensed as incurred.

The Company amortizes the capitalized software development costs on a straight-line basis over the estimated useful life of the software, which is generally three years, beginning when the asset is substantially ready for use. The amortization of capitalized software development costs is reflected in cost of revenue.

Business Combinations

Business Combinations

The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the value of the assets acquired and liabilities assumed is recognized as goodwill.

The Company performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination, and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on its best estimate of fair value. Acquired intangible assets include: tradenames, customer relationships, and developed technology. The Company determines the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortized over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortization. The estimated useful lives for tradenames, customer relationships, and technology are generally, two to seven years, five years, and two to three years, respectively.

Long Lived Assets

Long Lived Assets

The Company evaluates the recoverability of its long lived assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. If events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable and the expected undiscounted future cash flows attributable to the asset group are less than the carrying amount of the asset group, an impairment loss equal to the excess of the asset’s carrying value over its fair value is recorded. Fair value is determined based upon estimated discounted future cash flows, if any.

Goodwill

Goodwill

Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets acquired in our business combinations. Goodwill is not amortized and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations. The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill. If, after assessing the totality of events or circumstances, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, additional impairment testing is not required. However, if the Company concludes otherwise, the Company is required to perform the first step of a two-step impairment test. Alternatively, the Company may elect to proceed directly to the first step of the two-step impairment test and bypass the qualitative assessment. The first step of the impairment test involves comparing the estimated fair value of a reporting unit with its book value, including goodwill. If the estimated fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. If, however, the fair value of the reporting unit is less than book value, the carrying amount of the goodwill is compared to its implied fair value. The estimate of implied fair value of goodwill may require valuations of certain internally generated and unrecognized intangible assets. If the carrying amount of goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess. The Company tests for goodwill impairment annually on November 30.

The Company performed a qualitative goodwill assessment at November 30, 2016 and concluded there was no impairment based on consideration of a number of factors, including the improvement in the Company’s key operating metrics over the prior year, improvement in the strength of the general economy and the Company’s continued execution against its overall strategic objectives.

Based on the foregoing, the Company determined that it was not more likely than not that the fair value of its reporting unit is less than its carrying amount and therefore that no further impairment testing was required.

Revenue Recognition

Revenue Recognition

The Company derives substantially all of its revenue from contract subscription fees for use of its applications. The Company recognizes revenues in accordance with ASC 605, and accordingly revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, collectability is reasonably assured and acceptance criteria, if any, have been met. If any of these criteria are not met, revenue recognition is deferred until such time that all of the criteria are met. The Company’s subscription arrangements do not provide customers with the right to take possession of the software at any time.

Subscription Revenue

Subscription revenue is recognized ratably over the initial subscription period committed by the customer commencing when the customer’s environment has been created in the Company’s hosted environment. The initial subscription period is typically one to three years and the level of service provided each customer varies based on the level of service required by the complexity of a customer’s business. The level of service also specifies the level of usage by the customer in terms of minutes or data used to transmit the notifications. In the event actual usage exceeds the level purchased, overages are invoiced and are recorded as revenue during the service period. The subscription services are noncancelable, although customers have the right to terminate their contracts if the Company materially fails to perform. The Company generally invoices the Company’s customers in advance in annual installments for the subscription fees, including the set-up fees on the first annual invoice.

Other Revenue

The Company recognizes revenue for set-up fees, which historically have not been material to the Company’s financial statements. The Company has concluded that set-up fees do not meet the criteria for separation from the Company’s primary service as they do not have stand-alone value as the Company has historically not sold set-up fees separately. Since set-up fees are charged for substantially all new applications and services, they are recognized ratably over the contractual period, which approximates the life of the application. The Company also sells professional services, which have been immaterial to date.

Deferred Revenue

Deferred Revenue

Deferred revenue includes amounts collected or billed in excess of recognizable revenue. Such amounts are recognized by the Company over the life of the contract upon meeting the revenue recognition criteria. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue and the remaining portion is recorded as non-current deferred revenue.

Cost of Revenue

Cost of Revenue

Cost of revenue includes expenses related to the fulfillment of the Company’s subscription services, consisting primarily of employee-related expenses for data center operations and customer support, including salaries, bonuses, benefits and stock-based compensation expense. Cost of revenue also includes hosting costs, messaging costs and depreciation and amortization.

Advertising Expenses

Advertising Expenses

Advertising expenses to promote the Company’s services are expensed as incurred. Advertising expenses included in sales and marketing expense were $1.1 million, $0.8 million and $0.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Research and Development

Research and Development

Research and development expenses primarily consist of employee-related costs for research and development staff, including salaries, bonuses, benefits and stock-based compensation and the cost of certain third-party service providers related to the development of the Company’s solutions that do not meet the criteria to be capitalized under ASC Topic 350-40, Internal Use Software.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense is comprised of stock options, which are issued under the Company’s 2008 and 2016 equity incentive plans, and restricted stock awards, or RSAs, and employee stock purchase plan awards.

Stock-based compensation related to stock options and RSAs is measured at the grant date based on the fair value of the award and is recognized straight-line as expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award. The Company utilizes the Black-Scholes pricing model for determining the estimated fair value of the stock options and RSAs. The Black-Scholes pricing model requires the use of subjective assumptions including the option’s expected term, the volatility of the underlying stock, the fair value of the stock and the expected forfeiture rate.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method of accounting for income taxes in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date. A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.

The calculation of the Company’s tax liabilities involves dealing with uncertainties of the application of complex tax regulations. The Company recognizes liabilities for uncertain tax positions based on a two-step approach. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for the Company’s foreign subsidiaries is the local currency. For those subsidiaries, the assets and liabilities are translated into U.S. dollars at the exchange rate method at the balance sheet date. Income and expenses are translated at the average exchange rates for the period. Foreign currency exchange gain and losses are recorded in other expenses.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss)

For all periods presented, the Company’s other comprehensive income (loss) is comprised of foreign currency translation adjustments related to the Company’s foreign subsidiaries.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing the Company’s net loss attributable to common stockholders by the weighted-average number of common shares used in the loss per share calculation during the period. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities, including stock options, restricted stock awards and warrants. Basic and diluted net loss per share attributable to common stockholders was the same for all periods presented as the inclusion of all potentially dilutive securities outstanding was anti-dilutive.